Equity - Narrative (Details)								1 Months Ended			12 Months Ended
	Nov. 12, 2025 USD ($) $ / shares	Aug. 08, 2025 USD ($) $ / shares shares	Jul. 18, 2025	May 02, 2025	May 01, 2025	Apr. 30, 2025	Jul. 05, 2023 USD ($) $ / shares	May 31, 2025 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2021	Dec. 31, 2025 USD ($) d $ / shares shares	Dec. 31, 2024 USD ($) $ / shares
Disclosure of reserves within equity [line items]
Price per share (in dollars per share)											$ 0.0001
Shares held in escrow account (in shares) | shares											1,725,000
Number of trading days | d											20
Purchase price ( in dollars per share)	$ 3.40
Purchase price after deducting underwriting fees and commissions (in dollars per share)	3.21
Exercise price (in dollars per share)	$ 4.00	$ 5.42
Warrant term	4 years
Fee and commission income | $	$ 14,000,000
Non-controlling interests | $											$ (998,960)	$ 9,786,509
Percentage of NCI (%)										16.00%
Net assets attributable to NCI | $											$ 10,414,508
Number of shares, right to purchase (in shares) | shares											1
Kabanga Nickel Limited
Disclosure of reserves within equity [line items]
Percentage of ownership (%)			100.00%								100.00%	83.00%
Kabanga Nickel Limited | Senior Secured Bridge Loan Facility
Disclosure of reserves within equity [line items]
Fair value of warrants (in dollars per share)		$ 2.26
Financial liabilities, at fair value | $		$ 5,650,000
Lifezone Recycling US, LLC
Disclosure of reserves within equity [line items]
Percentage of ownership (%)						94.00%		94.44%				94.00%
Lifezone Recycling US, LLC | Glencore Investment
Disclosure of reserves within equity [line items]
Percentage of NCI (%)				5.56%	6.00%
BHP | Kabanga Nickel Limited
Disclosure of reserves within equity [line items]
Percentage of interest			17.00%
Public Warrants
Disclosure of reserves within equity [line items]
Exercise price (in dollars per share)											$ 11.50
Public Warrants | Fair Value
Disclosure of reserves within equity [line items]
Price per warrant (in dollars per share)							$ 1.05
Warrants, fair value | $							$ 14,490,000
Private Placement Warrants | Fair Value
Disclosure of reserves within equity [line items]
Price per warrant (in dollars per share)							$ 0.91
Warrants, fair value | $							$ 607,425
Warrant Reserves
Disclosure of reserves within equity [line items]
Number of shares, right to purchase (in shares) | shares		1
Lifezone and Glencore | Lifezone Recycling US, LLC
Disclosure of reserves within equity [line items]
Amount funded into entity | $								$ 2,000,000	$ 1,500,000
Earnout Trigger Event 1 | Lifezone Metals Limited
Disclosure of reserves within equity [line items]
Share price hurdle (in dollars per share)												$ 14.00
Earnout Trigger Event 2 | Lifezone Holdings One
Disclosure of reserves within equity [line items]
Share price hurdle (in dollars per share)												$ 16.00